CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

1000 Second Avenue, Suite 3320
Seattle, Washington 98104

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2021

Date of reporting period: December 31, 2021

ITEM 1.	REPORTS TO SHAREHOLDERS.

Kavilco Incorporated Audited Financial Statements December 31, 2021

Contents

Report of Independent Registered Public Accounting Firm – Opinion (BDO USA, LLP; Seattle, WA, USA; PCAOB ID#243)

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

SCHEDULE OF INVESTMENTS

STATEMENT OF OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL STATEMENTS

Tel: 206-382-7777 Fax: 206-382-7700 www.bdo.com	Two Union Square, 601 Union Street Suite 2300 Seattle, WA 98101

Report of Independent Registered Public Accounting Firm

Shareholders and Board of Directors

Kavilco Incorporated

Kasaan, Alaska

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Kavilco Incorporated (the Fund), including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes (collectively referred to as the financial statements) and the financial highlights for each of the three years in the period ended December 31, 2021. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of
December 31, 2021, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

Other Matter

The financial highlights for the years ended December 31, 2017 and 2018, were audited by other auditors whose report dated February 19, 2019, expressed an unmodified opinion on those statements.

/s/ BDO USA, LLP

We have served as the Fund’s auditor since 2019.

February 25, 2022

KAVILCO INCORPORATED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

ASSETS
Investments in securities, at fair value (cost $33,770,302)	$ 40,531,929
Real estate, at fair value (cost $1,054,089)	6,690,000
Cash and cash equivalents	169,776
Dividend receivable	49,501
Premises and equipment, net	2,957
Prepaid expenses and other assets	306,084
Total assets	$ 47,750,247
LIABILITIES
Accounts payable and accrued expenses	$ 104,041
Dividends payable	176,512
Coronavirus Relief Fund	100,000
Lease liability	280,064
Total liabilities	660,617
NET ASSETS	$ 47,089,630
Net assets consist of:
Distributable earnings	$ 12,548,794
Net contributed capital	34,540,836
Total net assets	$ 47,089,630
Net asset value per share of Class A and Class B common
stock ($47,089,630 divided by 12,000 shares outstanding)	$ 3,924

KAVILCO INCORPORATED

SCHEDULE OF INVESTMENTS

December 31, 2021

	Principal Amount or Shares	Fair Value
INVESTMENTS IN SECURITIES

U.S. Common Stock 82.4%
American Depository Receipts - 2.6%
Eaton Corp, PLC	1,400	$ 241,948
Enbridge Inc.	11,193	437,422
Invesco Limited	6,300	145,026
Obsidian Energy, Ltd.	485	1,999
Royal Carribean Cruise	290	22,301
Royal Dutch Shell, PLC	4,300	186,405
Schlumberger, Ltd.	1,200	35,940
TC Energy Corp.	1,610	74,930
Wheaton Precious Metals Corp.	1,280	54,950
Total American Depository Receipts		1,200,921

Consumer Discretionary - 1.2%
Genuine Parts Co.	3,700	518,740
Ryman Hospitality Properties, Inc.	600	55,176
Total Consumer Discretionary		573,916

Consumer Staples - 1.3%
Coca Cola Company	3,500	207,235
The Kraft Heinz Company	6,150	220,785
Walgreens Boots Alliance, Inc.	3,850	200,816
		628,836
Energy - 2.6%
Chevron Corp.	1,800	211,230
Exxon Mobil Corp.	5,000	305,950
Kinder Morgan, Inc.	19,919	315,915
Phillips 66	500	36,230
Plains GP Holdings LP	1,400	14,196
Valero Energy Corp.	1,170	87,879
Williams Companies, Inc.	10,164	264,671
Total Energy		1,236,071

Financials - 28.7%
AvalonBay Communities, Inc.	2,350	593,587
Blackstone Group, Inc.	10,800	1,397,412
Citigroup, Inc.	1,040	62,806
Digital Realty Trust Inc.	330	58,367
Diversified Healthcare Trust	10,400	32,136
EPR Properties	2,575	122,287
Equity Residential Properties Trust	3,000	271,500
Franklin Resources, Inc.	4,300	144,007
Healthcare Realty Trust, Inc.	5,425	171,647
HCP, Inc.	7,700	277,893
Highwoods Properties, Inc.	1,300	57,967
Hospitality Properties Trust	13,400	117,786
Iron Mountain, Inc.	9,600	502,368
Kimco Realty Corp.	8,400	207,060
Lamar Advertising Company	6,400	776,320
LTC Properties, Inc.	10,910	372,467
Macerich Company	1,577	27,250
Mack Cali Realty Corp.	5,600	102,928
National Retail Properties, Inc.	1,470	70,663
Omega Healthcare Investors, Inc.	6,481	191,773
Orion Office REIT, Inc.	1,306	24,374
Prologis, Inc.	8,577	1,444,024
Prudential Financial, Inc.	2,260	244,622
Public Storage, Inc.	1,000	374,560
Realty Income Corp.	13,055	934,607
Redwood Trust, Inc.	2,600	34,294
RMR Group, Inc.	274	9,502
Sabra Health Care REIT, Inc.	2,970	40,214
Simon Property Group, Inc.	1,240	198,115
Spirit Realty Capital, Inc.	3,720	179,267
Stag Industrial Inc.	15,410	739,064
T Rowe Price Group, Inc.	5,300	1,042,192
Tanger Factory Outlet Center	10,800	208,224
Truist Financial Corp.	1,980	115,929
Ventas, Inc.	13,200	674,784
Vornado Realty Trust	3,290	137,719
Washington REIT	9,450	244,282
Wells Fargo & Co.	9,540	457,729
Welltower, Inc.	8,810	755,634
Weyerhaeuser Co.	1,900	78,242
Total Financials		13,495,602

Health Care - 1.4%
Abbvie, Inc.	2,220	300,588
Amgen, Inc.	250	56,242
Five Star Senior Living, Inc.	704	2,077
Pfizer, Inc.	5,000	295,250
Viatris, Inc.	620	8,389
Total Health Care		662,546

Industrials - 1.5%
Alaska Air Group Inc.	360	18,756
Delta Air Lines Inc.	520	20,322
Pitney Bowes, Inc.	3,000	19,890
United Parcel Service	2,170	465,118
Wabtec Corp.	131	12,066
3M Company	1,040	184,735
Total Industrials		720,887

Information Technology - 3.7%
Block, Inc.	220	35,532
International Business Machines (IBM) Corp.	2,370	316,774
Kyndryl Holdings, Inc.	474	8,579
Paychex, Inc.	9,925	1,354,763
Paypal Holdings, Inc.	200	37,716
Total Information Technology		1,753,364

Master Limited Partnerships - 2.8%
Alliance Bernstein Holdings LP	1,700	83,028
CVR Partners LP	476	39,360
Energy Transfer Partners LP	15,960	131,351
Enterprise Products Partners LP	20,400	447,984
Magellan Midstream Partners LP	7,600	352,944
MPLX LP	2,180	64,506
Nustar Energy LP	4,100	65,108
Plains All American Pipeline LP	3,914	36,557
Suburban Propane Partners LP	3,200	46,880
Targa Resources Corp.	1,160	60,599
Total Master Limited Partnerships		1,328,317

Materials - 0.4%
Dow Inc.	1,525	86,498
International Paper Co	1,900	89,262
Sylvamo Corp.	172	4,797
Total Materials		180,557

Mutual Funds - 2.3%
Blackrock Global Floating Rate Income Fund	3,179	44,474
John Hancock Preferred Income Fund	3,284	68,143
iShares Investment Grade Corp. Bonds	640	84,813
iShares US Preferred ETF	2,516	99,206
iShares 1-3 Year Treasury Bond	7,200	615,888
iShares Gold Trust	1,485	51,693
iShares Silver Trust	1,540	33,125
SPDR Barclays High Yield Bond ETF	866	94,022
Total Mutual Funds		1,091,364

Telecommunication Services - 4.6%
AT & T, Inc.	29,570	727,422
Consolidated Communications	9,600	71,808
Lumen Technologies, Inc.	6,900	86,595
Verizon Communications	24,540	1,275,098
Total Telecommunication Services		2,160,923

Utilities 29.3%
Alliant Energy Corp.	14,900	915,903
American Electric Power, Inc.	8,240	733,113
Centerpoint Energy, Inc.	19,800	552,618
Consolidated Edison, Inc.	8,100	691,092
Dominion Energy, Inc.	11,500	903,440
Duke Energy Corp.	9,695	1,017,006
Entergy Corp.	4,170	469,751
Evergy, Inc.	820	56,260
Eversource Energy	10,481	953,561
Exelon Corp.	6,500	375,440
Firstenergy Corp.	9,075	377,429
General Electric Co.	3,068	289,834
NextEra Energy, Inc.	12,680	1,183,805
OGE Energy Corp.	11,900	456,722
Oneok, Inc.	1,600	94,016
PPL Corporation	15,545	467,283
Public Service Enterprise Group, Inc.	12,000	800,760
Sempra Energy Corp.	2,115	279,772
Southern Company	14,730	1,010,183
UGI Corp.	4,611	211,691
WEC Energy Group, Inc.	10,840	1,052,238
Xcel Energy, Inc.	12,770	864,529
Total Utilities		13,756,446
Total U.S. Common Stock (Cost $32,028,123)		38,789,750
Money Market Fund - 3.7%
WFB Institutional Bank Deposit Account .01% yield		1,742,179
Total Money Market Fund (Cost $1,742,179)		1,742,179
Other Net Assets - 13.9%
Total Other Net Assets (Cost $921,790)		6,557,701
TOTAL NET ASSETS (Cost $34,692,092)		$ 47,089,630

KAVILCO INCORPORATED

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2021

Investment Income
Dividends	$ 1,371,186
Total investment income	1,371,186
Expenses
Salaries and benefits	431,658
Directors' compensation and expenses	194,083
Insurance	108,302
Office and equipment leases	71,324
General and administrative	69,850
Professional fees	60,862
Custodian	15,658
Total expenses	951,737
Net investment income	419,449
Realized Gain and Unrealized Gain on Investments and Real Estate
Net realized gain on investments	446,959
Net change in unrealized appreciation on investments	6,516,162
Net change in unrealized appreciation on real estate	398,000
Total realized and unrealized gain on investments and real estate	7,361,121
Net operating income	7,780,570
Other Income and Expense, net	153,502
Net increase in net assets resulting from operations	$ 7,934,072

KAVILCO INCORPORATED

STATEMENT OF CHANGES IN NET ASSETS

For the Years Ended December 31, 2021 and 2020

STATEMENT OF CHANGES IN NET ASSETS
	2021	2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$ 419,449	$ 506,500
Net realized gain on investments	446,959	306,957
Other income and expense, net	153,502	229,160
Net change in unrealized appreciation (depreciation) on investments	6,516,162	(3,843,482)
Net change in unrealized appreciation on real estate	398,000	-

Net increase (decrease) in net assets resulting from operations	7,934,072	(2,800,865)
Dividends and Distributions to Shareholders	(1,104,001)	(1,056,000)
Total increase (decrease) in net assets	6,830,071	(3,856,865)
Net Assets
Beginning of year	40,259,559	44,116,424
End of year (includes undistributed ordinary income
of $151,256 and $235,347, respectively)	$ 47,089,630	$ 40,259,559

KAVILCO INCORPORATED

FINANCIAL HIGHLIGHTS

For the Years Ended December 31, 2021 to 2017

Per share operating performance (for a share of Class A and Class B capital stock outstanding):
	Years Ended
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$ 3,355	$ 3,676	$ 3,230	$ 3,406	$ 3,408
Income from investment and real estate
Net investment income	35	42	48	53	56
Net realized and unrealized appreciation (depreciation)
on investments and real estate	613	(294)	484	(165)	32
Net other income	13	19	27	17	10
Net increase (decrease) in net assets resulting from operations	661	(233)	559	(95)	98
Less dividends and distributions	(92)	(88)	(113)	(81)	(100)
Net asset value, end of year	$ 3,924	$ 3,355	$ 3,676	$ 3,230	$ 3,406
Total return	16.85%	(6.94)%	15.21%	(2.94)%	2.88%
Supplemental Data:
Net assets, end of period (in thousands)	$47,090	$40,260	$44,116	$38,763	$40,872
Ratio to average net assets
Expenses	2.18%	2.02%	2.22%	2.22%	2.08%
Net investment income	0.96%	1.20%	1.38%	1.59%	1.63%
Portfolio turnover rate	3.28%	4.08%	10.50%	11.81%	29.18%

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization

Kavilco Incorporated ("the Fund") is a village corporation within the Sealaska region organized on November 13, 1973, pursuant to the Alaska Native Claims Settlement Act ("ANCSA") of 1971. Under ANCSA, the Native claims to land in Alaska were settled in exchange for part of the state's land and compensation. Settlement benefits were given to Natives of Alaska villages in the form of ownership shares in village corporations that were organized pursuant to ANCSA. The Fund was organized for the purpose of securing and administering the land and benefits for the Natives of the Kasaan village in Alaska. Contributed capital includes receipts from the U.S. government and the state of Alaska under provisions of ANCSA.

On November 1, 1989, the Fund began to operate as a self-managed, closed end management investment company, as defined by the Investment Company Act of 1940 ("the Act"). The Fund is subject to various restrictions imposed by the Act and the Internal Revenue Code, including restrictions on borrowing, dividend, distribution policies, operations, and reporting requirements. The Fund's investment decisions focus primarily on large-cap dividend equity investments and fixed income investments, are made by management under the direction of the Board of Directors.

Note 2. Significant Accounting Policies

As an investment company, the Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions at the date of the financial statements that affect certain reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Cash and Cash Equivalents

Cash and cash equivalents include cash on deposit with banks. The Fund considers all highly liquid instruments with a maturity of three months or less to be cash equivalents. The Fund has cash balances in excess of federally insured limits.

Valuation of Investments

All investments are recorded at estimated fair value, as described in Note 3.

Investment Transactions and Income

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are computed using the last in, first out (“LIFO”) method. Interest income is recorded on an accrual basis as adjusted for the amortization of discounts and premiums using the effective interest method. Premiums and discounts, including original issue discounts, are amortized for both tax and financial reporting purposes. Dividend income is recorded as of the ex-dividend date. Unrealized gains and losses are included in the statement of operations.

Federal Income Taxes

The Fund files income tax returns in the U.S. federal jurisdiction and Alaska State.

The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute at least 90% of its net investment taxable income to its shareholders. Generally, no federal income tax provision is required for the Fund.

The Fund records a liability, if any, for unrecognized tax benefits resulting from uncertain income tax positions taken or expected to be taken in an income tax return. No liability has been recorded for uncertain tax positions or related interest or penalties as of December 31, 2021.

Dividends and Distributions to Shareholders

Dividends and distributions to shareholders are recorded on the payable date. Dividends are generally declared and paid twice a year. Capital gain distributions are generally declared and paid annually. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States.

Directors' Compensation and Expenses

Each member of the Board of Directors receives compensation for each board meeting attended during the year, in addition to a per diem allowance. Directors are also reimbursed for such expenses as accommodation, airfare, and car rental related to Board meetings. In addition to meeting related expenses, the Fund pays for the medical insurance and out of pocket expenses of certain directors.

Note 3. Fair Value Measurements

Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement determined based on assumptions that market participants would use in pricing an asset or liability. There are three levels that prioritize the inputs used in measuring fair value as follows:

•	Level 1: Observable market inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities; and
•	Level 2: Observable market inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and
•	Level 3: Unobservable inputs where there is little or no market data, which require the reporting entity to develop its own assumptions.

An asset's or liability's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The following is a description of the valuation methodologies used for assets measured at fair value, including a general description of the asset.

Money Market Funds

Fair value of money market funds is determined using quoted market prices and are categorized in Level 1 of the fair value hierarchy.

Equity Securities (Common Stock)

Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Real Estate

Real estate represents entitlement to the surface estate of real property, for which no readily available market quotation exists. Fair value of real estate is based on a Certified Forester's opinion as to the current value of the land. The Certified Forester’s opinion is based on relevant factors including the lack of commercially viable timber due to previous harvest, amount of capital expenditures required for the future growth of timber, location of the property, recent sales of similar real property in the region and market demand and supply for this type of real property. Real estate is included in Level 3 of the fair value hierarchy.

The following table presents information about the Fund's investments in securities and real estate measured at fair value as of December 31, 2021:

	Level 1	Level 2	Level 3	Balance
Investments in Securities
U.S. Common Stock	$ 38,789,750			$ 38,789,750
Money Market Funds	1,742,179			1,742,179
	$ 40,531,929	$ -	$ -	$ 40,531,929
Real Estate	$ -	$ -	$ 6,690,000	$ 6,690,000

For the year ended December 31, 2021, there were no realized gain (loss), cost or purchases, proceeds from sales, or transfers in or out of Level 3 at the end of the reporting period.

Note 4. Real Estate

At December 31, 2021, the Fund owns fee title to the surface estate of 22,946 acres of real estate located in southeast Alaska.

As of December 31, 2021, there is no commercially viable timber on the real estate and the Fund has no outstanding timber agreements. The last harvest and sale of timber from this land was in 2001.

The financial statements include real estate valued at $6,690,000 in 2021, the value of which was determined by an independent appraisal. The value at December 31, 2021 represents an increase of $398,000 from the value at December 31, 2020 of $6,292,000. The board approved the fair value estimate of the real estate.

Note 5. Trading Risk

In the normal course of business, the Fund enters into financial transactions involving instruments where there is risk of potential loss due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk).

Market risk is the potential change in value caused by fluctuations in market prices of an underlying financial instrument. Subsequent market fluctuations may require selling investments at prices that differ from the values reflected on the statement of assets and liabilities. Market risk is directly impacted by the volatility and liquidity in the markets in which financial instruments are traded. The Fund's exposure to market risk may be increased in that a significant portion of its assets may be invested in a relatively small number of investment positions at any one time. Accordingly, appreciation or depreciation in value of investment positions may have a more significant effect on the value of the Fund's portfolio than would be the case in a more diversified or hedged portfolio.

Credit risk is the possibility that a loss may occur due to the failure of the counterparty to perform according to the terms of a contract. The Fund's exposure to credit risk associated with counterparty nonperformance includes cash deposits that may exceed applicable insurance limits. The Fund seeks to control such credit risk by maintaining deposits with only high-quality financial institutions and trading exchange traded financial instruments, which generally do not give rise to significant counterparty exposure due to the requirements of the individual exchanges.

Catastrophe – Force Majeure Risk

The occurrence of catastrophic events (such as hurricanes, earthquakes, pandemics, such as COVID-19, acts of terrorism and other catastrophes) could adversely affect the values recorded in the Fund's financial statements.

Note 6. Investment Transactions

Purchases of investment securities (common stock and publicly traded partnerships) aggregated $1,191,214 for the year ended December 31, 2021, and sales and maturities of investment securities (consisting of common stock) aggregated $1,700,322 for the year ended December 31, 2021.

The U.S. federal income tax basis of the Fund's investments is the same as for financial reporting purposes. The gross unrealized appreciation and gross unrealized depreciation for U.S. federal income tax purposes is $10,780,739 and $4,019,112, respectively, as of December 31, 2021.

Note 7. Premises and Equipment

The following is a summary of premises and equipment at December 31, 2021:

Building	$ 170,601
Furniture, fixtures, and equipment	92,363
262,964
Less accumulated depreciation	(260,007)
$ 2,957

All assets are recorded at cost less accumulated depreciation. Depreciation is computed on the method over the estimated useful lives of the related assets, which range from 5 to 15 years. Depreciation expense was $6,992 for the year ended December 31, 2021.

Note 8. Lease Obligation

The Fund leases office space under a non-cancelable operating lease agreement, which terminates September 30, 2028. Pursuant to the lease agreement, the Fund paid a lease deposit of $3,528 which will be credited to the last month's rent. The discount rate for the office lease is 1.76% and cash paid for rent in 2021 was $41,515. The right of use asset amounting to $282,698 at December 31, 2021, is included in prepaid expenses and other assets. The lease liability at December 31, 2021 is $280,064, of which the current portion is $35,517 and the non-current portion is $244,547. Future minimum lease commitments under this non-cancelable operating lease are as follows:

2022	$ 40,163
2023	41,353
2024	42,543
2025	43,733
2026	44,923
Thereafter	85,284
$ 297,999
Imputed interest	$ (17,935)
Lease liability	$ 280,064

Rent expense for the year ended December 31, 2021, was $41,191.

Note 9. Net Assets

Upon organization of the Fund, 100 shares of common stock (Class A) were issued to each qualified shareholder enrolled in the Fund pursuant to ANCSA. The Fund utilized a roll comprising 120 Alaska Natives eligible to receive stock certificates as certified by the U.S. Secretary of the Interior. Under the provisions of ANCSA, stock dividends paid or other stock grants are restricted, and the stock may not be sold, pledged, assigned, or otherwise alienated, except in certain circumstances by court decree or death, unless approved by a majority of the shareholders. The stock carries voting rights only if the holder hereof is an eligible Alaska Native. Nonvoting common stock (Class B) is issued to non-Native persons who inherit stock or are gifted stock.

The Fund's capital structure is as follows:

•	Common stock:
-	Class A, no par value - Authorized, 1,000,000 shares; issued and outstanding, 10,264.83 shares
-	Class B, no par value - Authorized, 500,000 shares; issued and outstanding, 1,735.17 shares

Note 10. Dividends and Distributions to Shareholders

On March 21, 2021, a distribution of $17.00 per share was declared. The dividend was paid on March 24, 2021, to shareholders of record on March 15, 2021.

On November 21, 2021, a distribution of $75.00 per share was declared. The dividend was paid on November 23, 2021, to shareholders of record on November 12, 2021.

The tax character of dividends and distributions paid during 2021 and 2020 were as follows:

	2021	2020
Dividends and distributions paid from:
Ordinary income	$ 538,781	$ 935,882
Long-term capital gain	565,220	120,118
	$ 1,104,001	$ 1,056,000

As of December 31, 2021, and 2020, the components of distributable earnings on a tax basis were as follows:

	2021	2020
Undistributed ordinary income	$ 151,256	$ 235,347
Net unrealized appreciation on:
Investments	6,761,627	272,394
Real estate	5,635,911	5,237,911
	$ 12,548,794	$ 5,745,652

Note 11. Coronavirus Relief Fund

The Coronavirus Aid, Relief, and Economic Security Act (CARES) Act reserved $8 billion from the Coronavirus Relief Fund (CRF) for payments to Indian Tribes and funding was held for Alaska Native Corporations (ANC) based on a Supreme Court decision in Yellen v. Confederated Tribes of the Chehalis Reservation. Pursuant to this decision, on behalf of the Kasaan Haida Heritage Foundation (the “KHHF”), the Fund received $100,000. The KHHF is responsible for compliance with the statute, guidance, and reporting requirements. The CRF proceeds must be used to reimburse costs incurred by tribes to respond directly to the COVID-19 pandemic. The Fund will transfer CRF monies to the KHHF for distribution as these costs are incurred and reimbursement is approved by the KHHF. There are four Kavilco directors that also serve on the KHHF board of directors.

Note 12. Schedule of Investments

Investments are categorized by type, country, and industry. The industry category represents management's belief as to the most meaningful presentation of the classification of the principal business of the investees. The percentage of net assets is computed by dividing the fair value of each category by net assets.

Note 13. Pension Plan

Employees of the Fund are covered by a defined contribution pension plan. The Fund contributes 20% of each participant's compensation to the plan. The Fund's contributions during the year ended December 31, 2021, totaled $46,681.

Note 14. Other Income and Expense

The Fund earned income of $136,440 and $213,840 for the years ended December 31, 2021, and 2020, respectfully, as a result of ANCSA Section 7(i), which requires regional corporations to distribute 70% of any net revenues derived from timber resources and the subsurface estate to other regional corporations, which then redistribute under Section 7(j) 50% of such amounts to the village corporations and at large shareholders.

Other income also includes $16,920 and $15,320 of lease and rental income for the years ended December 31, 2021, and 2020, respectively.

ITEM  2. CODE OF ETHICS.

Kavilco adopted a code of ethics on January 29, 1990. The code of ethics was amended on May 9, 2008 and is available on the registrant's website at: www.kavilco.com.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Kavilco Incorporated is subject to the Alaska Native Claims Settlement Act (Act). Pursuant to the Act, Kavilco’s stock and dividends may not be sold, pledged, subjected to a lien or judgment execution, assigned in present or future, or otherwise alienated, except pursuant to court decree of separation or child support. However, the stock can be gifted to a relative provided the recipient is a descendant of an Alaska Native.

The Chief Financial Officer has no control over the financial records of the corporation. The Corporate Secretary maintains the accounting records. Monthly, an independent accountant performs various reconciliations and adjusting journal entries on the corporate books and records.

Kavilco does not have an audit committee. The CFO reviews the entire audited financial statements and various CPA correspondence with the board of directors. Two board members have degrees in business. However, pursuant to SEC regulations their experience would not qualify them as financial experts. The only contentious financial issue that Kavilco has had to deal with since becoming an Investment Company involves the evaluation of our land holdings in Alaska. After a two-year battle with our previous auditors, PricewaterhouseCoopers, and pressure by the Security Exchange Commission, the board relented and increased the value of our land holdings. The CFO opposed this action because it served no practical purpose.

The primary purpose of a financial expert serving on the board of directors is to prevent the gross accounting inequities that were driven by greed and outright thievery at such firms as Qwest Communications, Enron and Tyco. There is no incentive on behalf of management to commit fraud since Kavilco’s stock cannot be publicly traded and we do not have compensation incentives. More importantly, the board of directors is not a rubber stamp for management. Many of the shareholders are related to the directors, which acts as an additional incentive to have a high degree of business probity.

Kavilco has never been involved in financial deceit. This superior track record can only be attributable to the excellent oversight of an active and knowledgeable board of directors. Accordingly, Kavilco does not have an audit committee or a financial expert as defined by the SEC.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

During the period covering the fiscal years ended December 31, 2021 and 2020, BDO LLP, USA performed the following professional services.

	2021	2020
Audit fees	$45,000	$22,900
Audit related fees	0	0
Tax fees	$5,000	$5,000

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Kavilco is a privately held registered investment company, and accordingly is not subject to the Securities Act of 1933.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The board of directors adopted the following resolution during the November 2003 board meeting.

Kavilco Incorporated Resolution 11-14-03b: Proxy Voting Policies

The Securities and Exchange Commission believes the recent corporate scandals have created renewed investor interest in corporate governance issues. In response, the SEC has new rules designed to increase transparency of proxy voting by mutual funds.

          RESOLVED, on voting common stock, the Chief Financial Officer is hereby directed to vote the management slate of directors and management’s recommendations on corporate proposals that appear on the proxy.

          RESOLVED, where there is a material conflict of interest where the Chief Financial Officer has a business, personal, or family relationship with a public company, voting will be deferred until the next scheduled board of directors meeting at which time the issue will be discussed.

          RESOLVED, pursuant to rule 30b1-4 under the Investment Company Act, Kavilco will file form N-PX with the SEC detailing a complete voting record. This filing will be made for a 12-month period commencing on June 30, 2004. In addition, this information will be available on Kavilco’s web site as soon as reasonably practicable, after filing the report with the SEC, which means the same day, absent unforeseen circumstances.

Date: November 14, 2003

/s/ Louis A. Thompson
Louis A. Thompson, President

/s/ John Campbell
John Campbell, Secretary

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This disclosure requirement is not applicable to registrant .

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

The Alaska Native Claims Settlement Act (ANCSA), which is our primary regulating authority, places numerous restrictions on the Company's stock. Kavilco's stock was given to its shareholders. It can only be transferred by court decree or gifting to a blood relative and cannot be sold or used as collateral. There is no provision in the ANCSA regulations for repurchase of shares.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No matters were voted on by shareholders during the period covered by this report.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the fourth fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
12 (a) (1)	Certification of President

12 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis L. Jones, Sr.
Louis L. Jones, Sr.
President

Date: February 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: February 25, 2022